I Share Prospectus

U.S. Equity Funds

Balanced	Large Cap Growth

Diversified Value	Relative Value Small Cap

Dividend Focused	Select Equities

Equities	Small Cap Growth

Focused Equities	Spectrum

Growth	Value Added

Growth Equities	Value Opportunities

This Prospectus tells you about the Institutional Class shares of fourteen of the separate investment funds offered by TCW Funds, Inc., each of which has different investment objectives and policies. Please read this document carefully and keep it for future reference. Sometimes we will refer to the funds in this prospectus as TCW Equity Funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 29, 2008

The Firm

Founded in 1971, the TCW Group (TCW) provides a broad range of international and U.S. equity and fixed income investment products and services for investors around the world. With a team of approximately 390 investment and administrative professionals located in Los Angeles, New York and Houston, TCW has a broad depth of knowledge, investment experience and research capability. TCW Investment Management Company, a member of TCW and an investment advisor registered with the Securities and Exchange Commission, will act as the advisor to the TCW Funds.

TCW Funds, Inc.

This prospectus tells you about the Class I shares of fourteen of the separate investment funds offered by TCW Funds, Inc., each of which has different investment objectives and policies. Please read this document carefully, and keep it for future reference. Sometimes we will refer to the funds in this prospectus as the TCW Equity Funds.

TCW Balanced Fund

TCW Diversified Value Fund

TCW Dividend Focused Fund

TCW Equities Fund

TCW Focused Equities Fund

TCW Growth Fund

TCW Growth Equities Fund

TCW Large Cap Growth Fund

TCW Relative Value Small Cap Fund

TCW Select Equities Fund

TCW Small Cap Growth Fund

TCW Spectrum Fund

TCW Value Added Fund

TCW Value Opportunities Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

February 29, 2008

GENERAL FUND INFORMATION

Investment Objectives, Principal Strategies and Main Risks

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Main Risks*
TCW Balanced Fund	Long-term capital appreciation and high current income	Invests in equity and debt securities.	Equity risk, price volatility risk, liquidity risk, interest rate risk, credit risk, market risk, prepayment risk, extension risk and portfolio management risk
TCW Diversified Value Fund	Capital appreciation	Invests in equity securities of large capitalization companies.	Equity risk, price volatility risk, investment style risk, market risk and portfolio management risk
TCW Dividend Focused Fund	High level of dividend income	Invests at least 80% of the value of its net assets in equity securities of issuers which pay dividends.	Equity risk, price volatility risk, investment style risk, market risk and portfolio management risk
TCW Equities Fund	Long-term capital appreciation	Invests in equity securities of large capitalization companies trading below their intrinsic value.	Equity risk, price volatility risk, market risk, investment style risk and portfolio management risk
TCW Focused Equities Fund	Long-term capital appreciation	Invests in the equity securities of 25-40 large capitalization companies	Equity risk, price volatility risk, market risk, investment style risk and portfolio management risk
TCW Growth Fund	Long-term capital appreciation	Invests in equity securities issued by companies with market capitalizations within the range of companies comprising the Russell 3000 Growth Index.	Equity risk, price volatility risk, liquidity risk, investment style risk, market risk, small and medium capitalization company risk and portfolio management risk.
TCW Growth Equities Fund	Long-term capital appreciation	Invests in equity securities of emerging growth companies.	Equity risk, price volatility risk, liquidity risk, investment style risk, market risk, small and medium capitalization company risk and portfolio management risk.
TCW Large Cap Growth Fund	Long-term capital appreciation	Invests in the equity securities of 30-50 large capitalization companies.	Equity risk, price volatility risk, investment style risk, market risk and portfolio management risk

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Main Risks*
TCW Relative Value Small Cap Fund	Capital appreciation	Invests in equity securities of small capitalization companies.	Equity risk, price volatility risk, investment style risk, liquidity risk, market risk, small and medium capitalization company risk and portfolio management risk.
TCW Select Equities Fund	Long-term capital appreciation	Invests in common stock of mid and large capitalization companies.	Equity risk, price volatility risk, investment style risk, market risk and portfolio management risk
TCW Small Cap Growth Fund	Long-term capital appreciation	Invests at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies.	Equity risk, price volatility risk, investment style risk, liquidity risk, market risk, small and medium capitalization company risk and portfolio management risk.
TCW Spectrum Fund	Long-term total return	Invests 80% of the value of its net assets in equity securities of large cap growth and value companies.	Equity risk, price volatility risk, liquidity risk, market risk and portfolio management risk.
TCW Value Added Fund	Long-term capital appreciation	Invests in equity securities issued by small capitalization value companies.	Equity risk, price volatility risk, investment style risk, liquidity risk, market risk, small and medium capitalization company risk and portfolio management risk.
TCW Value Opportunities Fund	Long-term capital appreciation	Invests in equity securities of mid cap value companies.	Equity risk, price volatility risk, investment style risk, liquidity risk, market risk, small and medium capitalization company risk and portfolio management risk.

* Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

Performance Summary

The barchart and table below show each Fund’s annual and after-tax returns and its long-term performance with respect to its Class I shares. The barchart shows you how the Fund’s performance has varied from year to year. The table compares the before and after-tax returns over time to that of a broad-based securities market index. The bar chart and table assume reinvestment of dividends and distributions. No performance data is shown for the TCW Growth Fund because it does not have a full year of operations.

The barchart for the TCW Equities Fund includes the performance of the predecessor entity of the Fund. The predecessor entity or limited partnership was managed by an affiliate of TCW Investment Management Company, using the same investment strategy as the Fund. The table compares the before and after-tax returns of each Fund over time to that of a broad-based securities market index for the period of time the Fund has been registered with the Securities and Exchange Commission as an investment company under the Investment Company Act of 1940 (“1940 Act”).

The performance of the predecessor entity for the TCW Equities Fund was calculated using performance standards applicable to private investment partnerships, which take into account all elements of total return and reflect the deduction of fees and expenses of operation. The predecessor account was not registered under the 1940 act and, therefore, was not subject to certain investment restrictions imposed by 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended. If the account had been registered under the 1940 Act its performance could have been adversely affected.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of a Fund through a tax-deferred arrangement, such as an individual retirement account or a 401(k) plan. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results. The indices performance does not reflect any deduction for fees, expenses or taxes.

TCW Balanced Fund

TCW Diversified Value Fund

TCW Dividend Focused Fund

TCW Equities Fund

Focused Equities Fund

TCW Growth Equities Fund

TCW Large Cap Growth Fund

TCW Relative Value Small Cap Fund

TCW Select Equities Fund

TCW Small Cap Growth Fund

TCW Spectrum Fund

TCW Value Added Fund

TCW Value Opportunities Fund

Best and worst quarterly performance during this period

Fund	Performance
• TCW Balanced Fund
Quarter ended June 30, 2007	4.21% (Best)
Quarter ended December 31, 2007	– 3.24% (Worst)
• TCW Diversified Value Fund
Quarter ended December 31, 2004	11.56% (Best)
Quarter ended December 31, 2007	– 6.42% (Worst)
• TCW Dividend Focused Fund
Quarter ended June 30, 2007	7.89% (Best)
Quarter ended December 31, 2007	– 6.23% (Worst)
• TCW Equities Fund
Quarter ended December 31, 1998	20.89% (Best)
Quarter ended September 30, 2002	– 20.98% (Worst)
• TCW Focused Equities Fund
Quarter ended December 31, 2006	7.76% (Best)
Quarter ended December 31, 2007	– 1.88% (Worst)
• TCW Growth Equities Fund
Quarter ended September 30, 2007	15.44% (Best)
Quarter ended March 31, 2005	– 9.54% (Worst)
• TCW Large Cap Growth Fund
Quarter ended June 30, 2007	5.37% (Best)
Quarter ended December 31, 2007	– 0.34% (Worst)
• TCW Relative Value Small Cap Fund
Quarter ended June 30, 2003	23.82% (Best)
Quarter ended September 30, 1998	– 21.57% (Worst)
• TCW Select Equities Fund
Quarter ended December 31, 1999	31.16% (Best)
Quarter ended September 30, 2001	– 25.75% (Worst)
• TCW Small Cap Growth Fund
Quarter ended December 31, 1999	80.25% (Best)
Quarter ended September 30, 2001	– 45.09% (Worst)
• TCW Spectrum Fund
Quarter ended December 31, 2006	6.15% (Best)
Quarter ended December 31, 2007	– 7.35% (Worst)
• TCW Value Added Fund
Quarter ended December 31, 2001	32.18% (Best)
Quarter ended September 30, 2002	– 32.34% (Worst)
• TCW Value Opportunities Fund
Quarter ended December 31, 2001	30.09% (Best)
Quarter ended September 30, 2002	– 25.69% (Worst)

Average Annual Total Returns For the Periods ended December 31, 2007	1 year	5 years	From Inception/ Registration or 10 years
• TCW Balanced Fund
Return Before Taxes	0.08%	N/A	4.89%
Return After Taxes on Distributions	– 0.97%	N/A	4.02%
Return After Taxes on Distributions and Sale of Fund Shares	0.41%	N/A	3.79%
S&P 500 (60%) Lehman Brothers Aggregate Bond Index (40%)(1)	6.22%	N/A	9.67%
•TCW Diversified Value Fund
Return Before Taxes	– 3.07%	N/A	10.49%
Return After Taxes on Distributions	– 3.54%	N/A	10.10%
Return After Taxes on Distributions and Sale of Fund Shares	– 1.40%	N/A	9.04%
Russell 1000® Value Index(2)	– 0.17%	N/A	11.07%
•TCW Dividend Focused Fund
Return Before Taxes	1.87%	N/A	10.41%
Return After Taxes on Distributions	0.96%	N/A	9.76%
Return After Taxes on Distributions and Sale of Fund Shares	2.47%	N/A	8.95%
Russell 1000® Value Index(2)	– 0.17%	N/A	11.67%
•TCW Equities Fund
Return Before Taxes from Registration Date (6/3/98)	2.36%	14.13%	7.23%
Return After Taxes on Distributions from Registration Date	0.32%	13.33%	6.67%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	4.28%	12.40%	6.25%
S&P 500 Index from Registration Date(3)	5.49%	12.83%	4.82%
Return Before Taxes Including Limited Partnership Performance	2.36%	14.13%	7.82%
•TCW Focused Equities Fund
Return Before Taxes	4.00%	N/A	11.51%
Return After Taxes on Distributions	3.95%	N/A	11.48%
Return After Taxes on Distributions and Sale of Fund Shares	2.68%	N/A	9.94%
S&P 500 Index(3)	5.49%	N/A	10.68%
•TCW Growth Equities Fund
Return Before Taxes	30.46%	N/A	13.96%
Return After Taxes on Distributions	28.22%	N/A	13.45%
Return After Taxes on Distributions and Sale of Fund Shares from Registration Date	21.38%	N/A	12.02%
Russell Midcap® Growth Index(4)	11.43%	N/A	11.53%

(1) The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Brothers Aggregate Bond Index is a market-capitalization weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

(2) The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(3) The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(4) The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Returns For the Periods ended December 31, 2007	1 year	5 years	From Inception/ Registration or 10 years
• TCW Large Cap Growth Fund
Return Before Taxes	12.90%	N/A	8.97%
Return After Taxes on Distributions	12.90%	N/A	8.97%
Return After Taxes on Distributions and Sale of Fund Shares	8.38%	N/A	7.67%
Russell 1000® Growth Index(5)	11.81%	N/A	10.79%
• TCW Relative Value Small Cap Fund
Return Before Taxes	– 3.67%	14.17%	8.96%*
Return After Taxes on Distributions	– 5.10%	13.24%	8.22%*
Return After Taxes on Distributions and Sale of Fund Shares	– 0.45%	12.41%	7.74%*
Russell 2000® Index(6)	– 1.57%	16.25%	7.08%*
• TCW Select Equities Fund
Return Before Taxes	13.71%	13.68%	7.04%*
Return After Taxes on Distributions	11.72%	13.25%	6.21%*
Return After Taxes on Distributions and Sale of Fund Shares	10.75%	11.94%	5.85%*
Russell 1000® Growth Index(5)	11.81%	12.11%	3.83%*
• TCW Small Cap Growth Fund
Return Before Taxes	18.98%	19.16%	3.85%*
Return After Taxes on Distributions	18.98%	19.16%	3.65%*
Return After Taxes on Distributions and Sale of Fund Shares	12.33%	16.99%	3.34%*
Russell 2000® Growth Index(7)	8.11%	16.50%	4.32%*
• TCW Spectrum Fund
Return Before Taxes	1.89%	N/A	9.65%
Return After Taxes on Distributions	0.40%	N/A	8.83%
Return After Taxes on Distributions and Sale of Fund Shares	2.28%	N/A	8.06%
S&P 500 Index(3)	5.49%	N/A	10.68%
• TCW Value Added Fund
Return Before Taxes	– 9.58%	12.44%	7.00%
Return After Taxes on Distributions	– 12.11%	10.47%	5.62%
Return After Taxes on Distributions and Sale of Fund Shares	– 4.17%	10.45%	5.75%
Russell 2000® Value Index(8)	– 9.78%	15.80%	12.51%
Russell 2000® Index(6)	– 1.57%	16.35%	6.88%
• TCW Value Opportunities
Return Before Taxes	– 1.28%	14.34%	12.66%*
Return After Taxes on Distributions	– 4.30%	12.87%	11.26%*
Return After Taxes on Distributions and Sale of Fund Shares	1.26%	12.22%	10.71%*
Russell Midcap® Value Index(9)	– 1.42%	17.92%	10.18%*

* Represents the ten year return

(5) The Russell 1000 Growth® Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(6) The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

(7) The Russell 2000 Growth® Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

(8) The Russell 2000® Value® Index measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values.

(9) The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® value Index.

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. Annual Fund Operating Expenses are paid out of Fund assets, so their effect is included in the share price. The Class I shares of the Funds have no sales charge (load) or Rule 12b-1 distribution fees.

FEE TABLE

		Balanced	Diversified Value	Dividend Focused	Equities	Focused Equities	Growth	Growth Equities	Large Cap Growth	Relative Value Small Cap	Select Equities	Small Cap Growth	Spectrum	Value Added	Value Opportunities
Shareholder Transaction Fees
1)	Redemption Fees	None	None	None	None	None	None	None	None	None	None	None	None	None	None
2)	Exchange Fees	None	None	None	None	None	None	None	None	None	None	None	None	None	None
3)	Contingent Deferred Sales Load	None	None	None	None	None	None	None	None	None	None	None	None	None	None
4)	Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None	None	None	None	None	None	None	None	None	None	None	None
5)	Maximum Sales Charge (Load) on Purchases	None	None	None	None	None	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses
	Management Fees	0.60%	0.75%	0.75%	0.55%	0.65%	0.75%	1.00%	0.65%	0.90%	0.75%	1.00%	0.55%	1.00%	0.80%
	Distribution (12b-1) Fees	None	None	None	None	None	None	None	None	None	None	None	None	None	None
	Other Expenses	25.71%	0.21%	0.10%	0.21%	0.53%	1.19%	0.40%	0.69%	0.26%	0.17%	0.29%	0.31%	0.89%	0.16%
	Total Annual Fund Operating Expenses	26.31%(1)	0.96%	0.85%	0.76%	1.18%	1.94%(2)	1.40%	1.34%	1.16%	0.92%	1.29%	0.96%	1.89%(3)	0.96%

1 The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2007, the Fund’s Annual Operating Expenses were 1.17% of Net Assets as a result of the expense limitation.

2 Estimated. The Advisor has agreed to pay the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For December 2007, the Lipper, Inc. category expense ratio was 1.44%.

3 The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal period ended October 31, 2007, the Fund’s Annual Operating Expenses were 1.53% of Net Assets as a result of the expense limitation.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years	5 Years	10 Years
Balanced*	$2,351	$5,656	$7,703	$10,027
Diversified Value	$98	$306	$531	$1,178
Dividend Focused	$87	$271	$471	$1,049
Equities	$78	$243	$422	$942
Focused Equities	$120	$375	$649	$1,432
Growth	$147	$456	N/A	N/A
Growth Equities	$143	$443	$766	$1,680
Large Cap Growth	$136	$425	$734	$1,613
Relative Value Small Cap Fund	$118	$368	$638	$1,409
Select Equities	$94	$293	$509	$1,131
Small Cap Growth	$131	$409	$708	$1,556
Spectrum	$98	$306	$531	$1,178
Value Added	$192	$594	$1,021	$2,212
Value Opportunities	$98	$306	$531	$1,178

* Based on the Fund’s net assets after reimbursement the Expense Example would be:

	1 Year	3 Years	5 Years	10 Years
Balanced	$119	$372	$644	$1,420

TCW Balanced Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. The Fund also seeks to produce high current income. To pursue these goals, the Fund will invest in a combination of common stocks, preferred stocks, rights or warrants to purchase common or preferred stock, American Depository Receipts (“ADRs”), other securities with equity characteristics, convertible preferred stocks, convertible debt securities, U.S. Government and corporate debt securities, and other debt securities, including mortgage- and asset-backed securities, unless maintaining a temporary defensive position. Investments in non-U.S. corporate debt securities will be U.S. dollar denominated. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign security. The allocation of assets invested in each type of security is designed to balance long-term capital appreciation and yield income. The Fund expects to change its allocation mix over time based on the Advisor’s view of economic conditions and underlying security values. It is anticipated that the range of equity securities will be between 55% and 75% of the Fund’s total assets and debt securities will be in the range of 25% to 45% of the Fund’s total assets.

When evaluating equity securities, the Advisor emphasizes investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P Index and prefer companies with a dividend yield although a dividend yielding stock is not obligatory. The Advisor seeks companies it believes are neglected or out-of-favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that have reasonable prospects for growth even though expectations for these companies are low and their valuations are temporarily depressed.

When evaluating debt securities, the Advisor uses a bottom-up investment process that focuses more on security and sector selection than macro-economic variables. The Advisor’s investment process seeks to add value by selecting the best available debt securities as well as tactically allocating between various sectors from time to time. In managing the Fund’s investments the Advisor uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income market. These components include:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the intermediate and long-term prospects for the company are poor, there is a perceived deterioration in the credit fundamentals of the issuer or the Advisor determines to take advantage of a better investment opportunity.

Jeffrey E. Gundlach and Diane E. Jaffee are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	equity risk

•	interest rate risk

•	price volatility risk

•	credit risk

•	liquidity risk

•	securities selection risk

•	market risk

•	portfolio management risk

•	extension risk of mortgage-backed securities

•	prepayment risk of mortgage-backed securities

•	investment style risk

•	securities lending risk

•	non-diversification risk

•	asset-backed securities risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Diversified Value Fund

Investment Objectives/Approach

The Fund seeks capital appreciation, with a secondary goal of current income. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. The securities include common and preferred stock and convertible securities. The Fund will invest (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with a market capitalization of greater than $2 billion at the time of purchase. The Fund will invest mostly in “value companies.”

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in prices.

In managing the Fund’s investments, the Advisor blends a number of investment strategies. The Advisor emphasizes investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The Advisor seeks companies that it believes are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock, such as convertible bonds and debentures; American Depository Receipts (“ADRs”); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some its assets in covered call options. A call option is an agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price regardless of the market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Diane E. Jaffee and Matthew J. Spahn are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	securities lending risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Dividend Focused Fund

Investment Objectives/Approach

The Fund seeks to realize a high level of dividend income consistent with prudent investment management. Capital appreciation is a secondary objective. To pursue this goal, the Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities of companies that have a record of paying dividends. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Dividends are a distribution of corporate earnings to shareholders.

The Advisor analyzes economic and market conditions and identifies securities that make the best investments in the pursuit of the Fund’s investment objectives. In selecting the investments, the Advisor considers factors which may include one or more of the following:

•	the company’s current valuation

•	market capitalization

•	price/earnings ratio

•	current dividend yield

•	the company’s potential for a strong positive cash flow and future dividend growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as bonds and debentures; American Depository Receipts (“ADRs”); and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign corporation that a bank holds in its vault.

The Fund may invest some of its assets on covered call options. A covered call option is any agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price within a certain time period regardless of market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the immediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Diane E. Jaffee is the Fund’s portfolio manager.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	securities lending risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest in companies trading below their intrinsic value in the opinion of the Advisor.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

Intrinsic value represents a company’s long-term value. Because a stock can remain below its intrinsic value for years, investors often looks for factors that could trigger a rise in price.

In managing the Fund’s investments, the Advisor seeks to invest in attractively valued equity securities of companies where the return on invested capital is improving. The Advisor utilizes bottom-up fundamental research to identify these companies. The Advisor performs fundamental research by using techniques such as:

•	making company visits

•	financial screening to identify companies

•	maintaining a disciplined approach to stock selection and portfolio construction

The Advisor will use both quantitative and qualitative screening criteria to supplement the scope of fundamental research.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	securities lending risk

•	non-diversification risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Focused Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. These equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible bonds and debentures; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest in companies trading below their intrinsic value.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Intrinsic Value represents a company’s long-term value. Because a stock can remain below its intrinsic value for years, investors often look for factors that could trigger a rise in prices.

The Fund will typically invest in a portfolio of 25 to 40 issues. In managing the Fund’s investments, the Advisor seeks to invest in attractively valued equity securities where the return on invested capital is improving. The Advisor utilizes bottom-up fundamental research to identify these companies. The Advisor will use both qualitative and quantitative screening criteria to supplement the scope of fundamental research. The application of the Advisor’s quantitative screening focuses on companies that have a disciplined approach to investing capital and favors companies with increasing return on invested capital. The Advisor performs fundamental research by using techniques such as:

•	making company visits

•	telephone contract with senior management

•	industry conferences

•	financial projections

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	securities lending risk

•	non-diversification risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in the equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 3000® Growth Index. As of December 31, 2007, the market capitalization of companies included in the Russell 3000® Growth Index was between $47.5 million and $512 billion.

Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund may also invest in foreign securities listed on a U.S. exchange or in the form of depositary receipts such as American Depository Receipts (“ADRs”) or listed on a foreign exchange. In addition, the Fund may invest in exchange traded funds (“ETFs”).

Concepts to understand

Growth companies are companies exhibiting faster than average gains in earnings and which are expected to continue to show high levels of growth gain.

The Advisor applies a “bottom up” approach in choosing investments. In other words, the Advisor looks at companies, across all market capitalizations, one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund’s investment policies.

The Fund seeks to achieve diversification by limiting weighting in any security or any one sector.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate or long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity. The Fund will also sell if an individual security or sector weighting is too large.

The Advisor uses multiple portfolio managers to manage the Fund’s assets. Under this approach, the Fund’s investment portfolio is divided into segments managed by individual portfolio managers. The portfolio managers decide how their respective segments will be invested.

Derek S. Derman, Donald E. Evenson, Husam H. Nazer, Robert J. Park, Michael P. Reilly, R. Brendt Stallings and Anthony S. Valencia are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and medium capitalization company risk

•	securities lending risk

•	foreign investing risk

•	non-diversification risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Growth Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund anticipates that at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) will be invested (except when maintaining a temporary defensive position) in equity securities. If the Fund changes this investment policy it will notify shareholders at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. Generally, at the time a new position is initially purchased into the Fund, the issue will be within the capitalization range of the companies comprising the Russell MidCap® Growth Index. As of December 31, 2007, the market capitalization range of the Russell Midcap® Growth Index was between $384.1 million and $41.7 billion. The Fund will be primarily invested in issuers which are characterized as “growth” companies according to criteria established by the Advisor. Within these parameters, the Fund may invest in securities of foreign companies listed on a U.S. exchange or in American Depository Receipts (“ADRs”) of such companies. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign issuer that a bank holds in its vault.

Concepts to understand

Growth companies are companies expected to exhibit faster than average gains in earnings and which are expected to continue to show a high level of growth gain.

The Advisor utilizes a “bottom-up” approach to identify securities for investment. First, the Advisor uses quantitative and qualitative criteria to screen companies. The Advisor then subjects companies that make it through this screening process to fundamental analysis, which generally looks for at least one or more of the following factors:

•	a demonstrated record of consistent earnings growth or the potential to grow earnings

•	an ability to earn an attractive return on equity

•	a price/earnings ratio which is less than the Advisor’s internally estimated three-year earnings growth rate

•	a large and growing market share

•	a strong balance sheet

•	significant ownership interest by management and a strong management team.

The Fund seeks to achieve diversification by limiting the weighting in any one security or any one sector.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity. The Fund will also sell if an individual security weighting or sector weighting is too large.

R. Brendt Stallings is the Fund’s portfolio manager

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and medium capitalization company risk

•	securities lending risk

•	foreign investing risk

•	non-diversification risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Large Cap Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. These equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible bonds and debentures; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Growth companies are companies expected to exhibit faster than average gains in earnings and which are expected to continue to show a high level of growth.

The Fund will typically invest in a portfolio of 35 to 50 securities. In managing the Fund’s investments, the Advisor seeks to invest in companies with superior and sustainable revenue and earnings growth. The Advisor evaluates, analyzes and selects companies:

•	That exhibit catalysts for growth

•	Superior value creation potential

•	Sustainable competitive advantages

•	Superior profitability

Portfolio weightings are driven by bottom-up fundamental research, sustainability and viability of earnings; degree of expected return, and the presence of definable growth catalysts.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, there is an unsatisfactory progression of fundamentals or the Advisor determines to take advantage of a better investment opportunity.

Donald E. Evenson and Derek S. Derman are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	securities lending risk

•	non-diversified status risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Relative Value Small Cap Fund

(previously named TCW Opportunity Fund)

Investment Objectives/Approach

The Fund seeks capital appreciation. Current income is incidental.

Concepts to understand

Small-Sized Companies. The Fund seeks long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its total assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the S&P SmallCap 600 Index. As of December 31, 2007, the market capitalization of companies included in the S&P SmallCap 600 Index was between $56.4 million and $4.9 billion. Within these parameters, the Fund may invest up to 10% of its assets in securities of foreign companies listed on U.S. exchanges or in American Depository Receipts (“ADRs”) of such companies.

In managing the Fund’s investments, the Advisor tries to identify those companies that have fallen out of favor and whose stock is selling below what the Advisor believes is its real value. The Advisor looks for those stocks with a potential catalyst such as new products, technologies, or management that will trigger an increase in their value. The Advisor analyzes each candidate’s fundamental strength, looking for companies with well positioned product lines and experienced management with equity ownership. In the course of this analysis, the Advisor often discovers that many individual stocks in a particular industry or market sector offer attractive investment opportunities. The Advisor’s analysis finds that frequently the market undervalues entire industries and sectors, offering a cluster of candidates that meet the investment criteria. As a result, the Advisor may focus the Fund’s investments in a number of industries that the Advisor’s analysis has revealed as poised for growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stocks such as convertible bonds and debentures; ADRs; and other securities with equity characteristics. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign issuer that a bank holds in its vault.

The Fund may also write covered call options. A call option is an agreement which gives the buyer the right but not the obligation to buy a certain amount of a specified security for a specific price regardless of the market price of the security. A call option is termed covered when the seller owns the securities underlying the option.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor, or the Advisor determines to take advantage of a better investment opportunity.

Diane E. Jaffee is the Fund’s portfolio manager.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and medium capitalization company risk

•	securities lending risk

•	foreign investing risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Select Equities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. Performance should be measured over a full market cycle.

Concepts to understand

Large capitalization companies are established companies that are considered known quantities. Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

To pursue this goal, the Fund invests primarily in the common stocks of mid and large capitalization companies. The investment philosophy underlying our strategy is a highly focused approach which seeks to achieve superior long-term returns by owning shares in companies that are believed to have strong and enduring business models and inherent advantages over their competitors. Except when maintaining a temporary defensive position, the Fund anticipates that at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) will be invested in equity securities of these companies. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of this change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

The Fund may invest some assets in options, futures and foreign currency futures and forward contracts. These practices are used primarily to hedge the Fund’s portfolio but may be used to attempt to increase returns; however, such practices sometimes may reduce returns or increase volatility.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, in the Advisor’s opinion the security becomes fully valued, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Craig C. Blum is the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	securities lending risk

•	non-diversification risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Small Cap Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 2000® Growth Index. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. As of December 31, 2007, the market capitalization of companies included in the Russell 2000® Growth Index was between $47.5 million and $6.1 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. Within these parameters, the Fund may invest in securities of foreign companies listed on a U.S. exchange or in American Depository Receipts (“ADRs”) of such companies. ADRs are typically certificates issued by U.S. banks which represent a stated number of shares of a foreign issuer that a bank holds in its vault.

Concepts to understand

Small-Sized Companies seek long term capital appreciation by focusing on small, fast-growing companies that offer cutting-edge products, services or technologies. Because these companies are often in their early stages of development, their stocks tend to fluctuate more than most other securities.

In managing the Fund’s investments, the Advisor pursues a small cap growth investment philosophy. That philosophy consists of fundamental company-by-company analysis to screen potential investments and to monitor securities in the Fund’s portfolio.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity.

Husam H. Nazer is the Fund’s portfolio manager.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and medium capitalization company risk

•	securities lending risk

•	foreign investing risk

•	non-diversification risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Spectrum Fund (previously named TCW Large Cap Core Fund)

Investment Objectives/Approach

The Fund seeks long-term total return. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies and invests in a blend of both growth and value companies. These equity securities include common and preferred stock; securities convertible into common or preferred stock such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

Concepts to understand

Large Capitalization Companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

The Advisor analyzes economic and market conditions and identifies securities that make the best investments in pursuit of the Fund’s investment objectives. In selecting the investments, the Advisor considers factors which may include one or more of the following:

•

Discounted value of future cash flows. Discounted cash flow valuation consists of forecasting corporate cash flows over a multi-year period and “discounting” them by the equity market expected rate of return, and summing the results to arrive at a value for the security.

•	Free cash yield projected to grow or is sustainably high. Free cash flow is earnings before interest, taxes, depreciation and amortization (“EBITDA”) less capital expenditures.

•	Increasing returns on capital or economic value added.

•	Private market values of similar companies.

•	Cost to replicate the business. This is an estimation of what it would cost to build a business, including its brand and reputation, starting from nothing.

The Advisor also performs a qualitative assessment of the company’s products and competitive position to evaluate the sustainability of its value.

The Advisor employs a style neutral equity strategy typically with exposure to all the economic sectors of the S&P 500 Index. The Advisor seeks to maintain the Fund’s sector weightings in a range to track those of the S&P 500 Index.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the immediate and long-term prospects for the company are poor, sector weightings are rebalanced or the Advisor determines to take advantage of a better investment opportunity.

Jason S. Maxwell is the Fund’s portfolio manager.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	securities lending risk

•	non-diversification risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Value Added Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets (plus amounts borrowed for investment purposes) in equity securities issued by value companies with market capitalizations, at the time of acquisition, within the range of the companies comprising the S&P SmallCap 600 Index. As of December 31, 2007, the market capitalization of companies included in the S&P SmallCap 600 Index was between $56.4 million and $4.9 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market discount to the Advisor’s estimate of the company’s 24 month sustainable earnings.

Emerging Growth Company: When a company has the potential for a significant annual growth rate, a proprietary product and/or pre-eminent market position, with a price/earnings multiple of generally not more than half the expected growth rate.

In managing the Fund’s investments, the Advisor generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets or undervalued growth potential

•	are in a turnaround situation

•	are emerging growth companies

The Advisor performs fundamental analysis on each company. This includes a review of available financial and other business information, company visits and/or management interviews.

Investments will be sold for reasons such as when it is judged by the Advisor that a company will not achieve anticipated results, a position becomes larger than predetermined percentage of the portfolio or when the investment becomes fully valued.

Nicholas F. Galluccio and Susan I. Suvall are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and medium capitalization company risk

•	securities lending risk

•	non-diversification risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

TCW Value Opportunities Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with market capitalizations, at time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Value Index. As of December 31, 2007, the market capitalization of companies included in the Russell MidCap® Value Index was between $478.9 million and $41.7 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics.

Concepts to understand

Undervalued Assets: When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at less than a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market discount to the Advisor’s estimate of the company’s 24 month sustainable earnings.

In managing the Fund’s investments, the Advisor generally looks to invest the Fund’s assets in the equity securities of companies that are in one or more of the following situations:

•	have undervalued assets

•	have undervalued growth potential

•	are in a turnaround situation

The Advisor also utilizes fundamental analysis on each company. This includes a review of available financial information, company visits and management interviews.

Investments will be sold for reasons such as when it is judged by the Advisor that a company will not achieve anticipated results, a position becomes larger than a predetermined percentage of the portfolio or when the investment becomes fully valued.

Nicholas F. Galluccio and Susan I. Suvall are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and medium capitalization company risk

•	securities lending risk

•	non-diversification risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

Principal Risks and Risk Definitions

All the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance. Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you—and the more you can lose. Since the Funds hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others.

Price Volatility Risk

The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. A Fund’s returns will vary and you can lose money. The Funds that invest primarily in the equity securities of small or medium capitalization companies are subject to greater price volatility than other mutual funds.

Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

Equity Risk

Equity risk is the risk that stocks and other equity securities generally fluctuate more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected as a result of changes in a company’s financial condition and in overall market and economic conditions.

Liquidity Risk

The securities of many of the companies with small and medium size capitalizations may have less “float” (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that a Fund would like to sell. If that happens, the Fund may have to lower the selling price, sell other securities instead, or forgo an investment opportunity, any of which could have a negative effect on the Fund’s performance.

Investment Style Risk

Certain Funds may also be subject to investment style risk. The Advisor primarily uses a particular style or set of styles—“growth” or “value” styles—to select investments for the Funds. Those styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Portfolio Management Risk

The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. In fact, no matter how well the Advisor evaluates market conditions, the securities the Advisor chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

Securities Selection Risk

There is the possibility that the specific securities held in a Fund’s investment portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Small and Medium Capitalization Company Risk

Funds such as the TCW Growth, TCW Growth Equities, TCW Relative Value Small Cap, TCW Small Cap Growth, TCW Value Added and TCW Value Opportunities Funds that invest a portion of their assets in the equity securities of companies with small and medium capitalizations are subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Foreign Investing Risk

Investments in foreign securities may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S. which could affect the liquidity of a Fund’s portfolio.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies from time to time, the value of a Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates.

Securities Lending Risk

Each Fund may lend portfolio securities with a value up to 25% of its total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Non-Diversification Risk

Each of the TCW Equity Funds, except the TCW Diversified Value, TCW Dividend Focused and TCW Relative Value Small Cap Funds, is nondiversified for the 1940 Act purposes and as such may invest a larger percentage of its assets in individual companies than a diversified mutual fund. As a result, a Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.

Debt Securities Risks

Debt securities are subject to various risks. Debt securities are subject to two primary (but not exclusive) types of risk: credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Credit Risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. Because convertible securities may be rated below investment grade, they are subject to greater credit risk.

The Funds may invest in convertible securities rated below investment grade. Debt securities that are rated below investment grade are considered to be speculative. Those debt securities rated below investment grade are also commonly known as “junk bonds.” These securities are regarded as bonds predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of the Funds’ investment objective will be more dependent on the Advisor’s analysis than would be the case if the Funds were investing in higher quality debt securities. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade debt securities. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade securities. This potential lack of liquidity may make it more difficult for the Advisor to accurately value certain portfolio securities.

Interest Rate Risk. Interest rate risk refers to the change in value of debt instruments associated with changes in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the value of fixed rate securities and falling interest rates will have a positive effect on value. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Mortgage-Backed Securities Risks

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The TCW Balanced Fund may invest in mortgage-backed securities and is subject to the following risks.

Credit and Market Risks of Mortgage-Backed Securities. Investments by the TCW Balanced Fund in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall, but their current yield will be affected. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from these securities but are reflected in the TCW Balanced Fund’s net asset value. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such securities, reducing the values of these securities or in some cases rendering them worthless.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times the TCW Balanced Fund may encounter difficulty in disposing of investments. Because mortgage-backed securities may be less liquid than other securities, the TCW Balanced Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. When that happens, the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the TCW Balanced Fund’s higher yielding securities are likely to be redeemed and the TCW Balanced Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the TCW Balanced Fund is called for redemption, the TCW Balanced Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994 and 2007, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Asset-Backed Securities Risks

Asset-backed securities are bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies or other providers of credit. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund.

Management of the Funds

Investment Advisor

The Funds’ investment Advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2007, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $150 billion under management or committed to management.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of the Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*
Craig C. Blum	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Derek S. Derman	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West since September 2005. Previously, Mr. Derman was a Co-Portfolio Manager at Provident Investment Counsel (Pasadena, CA).
Donald E. Evenson	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West since June 2005. Previously, Mr. Evenson was a Managing Director and Lead Portfolio Manager at Provident Investment Counsel (Pasadena, CA).
Nicholas F. Galluccio	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Jeffrey E. Gundlach	Chief Investment Officer and Group Managing Director, the Advisor and Trust Company of the West. President and Chief Investment Officer, TCW Asset Management Company
Diane E. Jaffee	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Jason S. Maxwell	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Thomas K. McKissick	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Husam H. Nazer	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Robert J. Park	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.
Michael P. Reilly	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
N. John Snider	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

Matthew J. Spahn	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.
R. Brendt Stallings	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Susan I. Suvall	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Anthony S. Valencia	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.

*Positions with the TCW Group, Inc. and its affiliates may have changed over time.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ investment in the Funds, a description of their compensation structure and information about the accounts they manage.

Advisory Agreement

The Fund and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to manage the investment of their assets, to place orders for the purchase and sale of their portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds pay to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
Balanced	0.60%
Diversified Value	0.75%
Dividend Focused	0.75%
Equities	0.55%
Focused Equities	0.65%
Growth	0.75%
Growth Equities	1.00%
Large Cap Growth	0.65%
Relative Value Small Cap	0.90%
Select Equities	0.75%
Small Cap Growth	1.00%
Spectrum	0.55%
Value Added	1.00%
Value Opportunities Fund	0.80%

A discussion regarding the basis for the Board of Directors approval of the Advisory Agreement of the Funds is contained in the Funds’ annual report to shareholders for the twelve months ended October 31, 2007.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the Agreement.

Payments by the Advisor

The Advisor pays certain costs of marketing the Funds from legitimate profits from its investment advisory fees and other resources available to it. The Advisor may also share with financial advisors certain marketing expenses or pay for the opportunity to distribute the Funds, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payments are in addition to any fees that may be paid by the Funds for these types of or other services.

The amount of these payments is determined from time to time by the Advisor and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid. These payment arrangements will not, however, change the price an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of a Fund.

Multiple Class Structure

Certain of the TCW Funds currently offer three classes of shares: Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. Each of the Funds contained in this Prospectus offer N Class shares. The TCW Dividend Focused, TCW Equities, TCW Relative Value Small Cap, TCW Select Equities, TCW Value Added and TCW Value Opportunities Funds also offer K Class shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally give you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N and Class K shares are also offered by separate prospectuses at the current net asset value, but will be subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Because the expenses of each class may differ, the performance of each class is expected to differ.

YOUR INVESTMENT

Buying shares

You pay no sales charges to invest in a Fund. Your price for Fund shares is the Fund’s net asset value per share (“NAV”) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. The NAV of a Fund is determined by adding the value of a Fund’s securities, cash and other assets, subtracting all expenses and liabilities, and then dividing by the total number of shares outstanding (assets-liabilities/# of shares = NAV) Your order will be priced at the next NAV calculated after your order is accepted by the Fund. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers (“financial intermediaries”) after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m. (or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off (usually 4:00 P.M. Eastern time on days the NYSE is open for trading). Your financial intermediary is responsible for transmitting such orders promptly. A Fund’s investments for which market quotations are readily available are valued based on their market value. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value. A security that is fair valued may be valued at a higher price or lower price than actual market quotations or value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.

Each security that is owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that the Advisor generally considers to be the principal exchange on which the stock is traded. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Minimums

	Initial	IRA	Additional
All Equity Funds	$2,000	$500	$250

The Funds may accept investments of smaller amounts under circumstances deemed appropriate. The Funds reserve the right to change the minimum investment amounts without prior notice. All investments must be in U.S. dollars drawn on domestic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks in amounts less than $10,000 or credit card checks. Third-party checks, except those payable to an existing shareholder, will also not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You will be charged $25 for every check returned unpaid.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Fund’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan ($100 minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (“ACH”) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent or a dealer, broker or other service provider. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the purchase date or until payment is collected, whichever is earlier.

Written sell order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee, address or a bank account different than what is on our records

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange privilege

You can exchange from one Class I Fund into another. You must meet the investment minimum for the Fund you are exchanging into. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third party transactions

You may buy and redeem Fund shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of Fund shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

General policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order. Reasonable measures include a requirement for the caller to provide certain personal identifying information.

Large Redemption Amounts

Each Fund also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations ( for example, if it equals more than $250,000 or represents more than 1% of the Fund’s assets).

A signature guarantee is required:

•	if ownership is changed on your account

•	when adding or changing telephone privileges on your account

•	when adding or changing automated bank instructions on your account

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected by a Fund, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund. Further, in order to prevent excessive trading activity, the Funds limit the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of a particular Fund (through either a purchase or exchange from another Fund) and subsequently selling shares of that Fund (through either a redemption or an exchange into another Fund). The Funds reserve the right to refuse any exchange into or purchase order for a Fund from any shareholder upon completion of four round trips with respect to that Fund in a calendar year. Shareholders who exceed these numerical limits are still permitted to redeem their shares. In addition, exchanges out of a Fund are not permitted within a 15 day period from the last purchase or exchange into the same Fund, and redemptions out of a Fund within a 15 day period following a purchase may result in future purchases into the Fund being barred. Exceptions to these numerical limits may only be made upon approval of the Advisor’s Vice President of Fund Operations or designee, and such exemptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, each Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
In Writing

Complete the New Account Form. Mail your New

Account Form and a check made payable to TCW

                 Fund to:

Via Regular Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street,

3rd Floor Milwaukee, WI 53202

(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

By Telephone

Please contact the Investor Relations Department at

(800) FUND TCW (386-3829) for a New Account Form. The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

Wire: Have your bank send your investment to:

U.S. Bank, N.A.

777 E. Wisconsin Avenue

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services LLC

Account No. 182380074993

Further Credit: TCW             Fund

(Name on the Fund Account)

(Fund Account Number)

Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.
Via Exchange

Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

TO SELL OR EXCHANGE SHARES
By Mail	To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S.
Write a letter of instruction that includes:	(800) 248-4486

• your name(s) and signature(s) as they appear on the account form •your account number •the Fund name •the dollar amount you want to sell or exchange •how and where to send the proceeds	Outside the U.S. (414) 765-4124 (collect)
Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:
Via Regular Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

TO SELL OR EXCHANGE SHARES
By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation

Telephone redemption requests must be for a minimum of $1,000.
Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent sufficiently in advance of the next withdrawal date.

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of each Fund will be declared and paid annually except for the Balanced and Dividend Focused Funds, which will declare and pay dividends quarterly. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Distributions of a Fund’s net investment income, (which include, but are not limited to, interest dividends and net short-term capital gains), if any, are generally taxable to a Fund’s shareholders as ordinary income. To the extent that a Fund’s ordinary income distributions consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by a Fund and the shareholders.

Distributions of net capital gains (net long-term capital gains less net short-term capital loss) are generally taxable as long-term capital gains regardless of the length of time a shareholder has owned shares of a Fund.

You will be taxed in the same manner whether you receive your distributions (whether of net investment income or capital gains) in cash or reinvest them in additional shares of a Fund.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of gain or loss and the applicable rate of tax will depend generally on the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder.

Shareholders will be advised annually as to the federal tax status of distributions made by a Fund for the preceding calendar year. Distributions by a Fund may also be subject to state and local taxes. Additional tax information may be found in the Statement of Additional Information (“SAI”). This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI. Currently, disclosure of the Funds’ portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the quarterly holdings report on Form N-Q. The SAI and Form N-Q are available, free of charge, on the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. The SAI is also available by contacting the Funds at 1-800-FUND TCW (1-800-386-3829) and on the Funds’ website at www.tcw.com.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Balanced Fund

	Year Ended October 31, 2007	September 1, 2006 (Commencement of Offering of I Class Shares) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$10.46	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.19	0.03
Net Realized and Unrealized Gain on Investments	0.35	0.43

Total from Investment Operations	0.54	0.46

Less Distributions:
Distributions from Net Investment Income	(0.14)	—
Distributions from Net Realized Gain	(0.02)	—

Total Distributions	(0.16)	—

Net Asset Value per Share, End of Period	$10.84	$10.46

Total Return	5.11%	4.60%	(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$33	$—	(3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	26.31%	17,582.03%	(4)
After Expense Reimbursement	1.17%	1.22%	(4)
Ratio of Net Investment to Average Net Assets	1.75%	1.64%	(4)
Portfolio Turnover Rate	56.40%	4.70%	(2)

(1) Computed using average shares outstanding throughout the period.

(2) For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and not indicative of a full year’s operating results.

(3) Amount rounds to less than $1 (in thousands)

(4) Annualized

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Diversified Value Fund

	Year Ended October 31			January 2, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004
	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$16.24	$13.85	$12.34	$11.27

Income from Investment Operations:
Net Investment Income(1)	0.16	0.11	0.09	0.01
Net Realized and Unrealized Gain on Investments	0.73	2.58	1.67	1.06

Total from Investment Operations	0.89	2.69	1.76	1.07

Less Distributions:
Distributions from Net Investment Income	(0.10)	(0.05)	(0.04)	—
Distributions from Net Realized Gain	(0.12)	(0.25)	(0.21)	—

Total Distributions	(0.22)	(0.30)	(0.25)

Net Asset Value per Share, End of Period	$16.91	$16.24	$13.85	$12.34

Total Return	5.53%	19.79%	14.33%	9.49%	(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$844,811	$553,622	$119,319	$30,426
Ratio of Net Expenses to Average Net Assets	0.96%	0.94%	1.01%	1.24%	(3)
Ratio of Net Investment Income to Average Net Assets	0.95%	0.77%	0.63%	0.08%	(3)
Portfolio Turnover Rate	30.58%	27.44%	34.74%	59.75%	(4)

(1) Computed using the average shares outstanding throughout the period.

(2) For the period January 2, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004 and not indicative of a full year’s operating results.

(3) Annualized.

(4) Represents the Fund’s turnover for the year ended October 31, 2004.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Dividend Focused Fund

	Year Ended		November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005
	2007	2006
Net Asset Value per Share, Beginning of Period	$13.22	$11.32	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.27	0.22	0.16
Net Realized and Unrealized Gain on Investments	1.25	1.91	1.42

Total from Investment Operations	1.52	2.13	1.58

Less Distributions:
Distributions from Net Investment Income	(0.29)	(0.19)	(0.18)
Distributions from Net Realized Gain	(0.21)	(0.04)	(0.08)

Total Distributions	(0.50)	(0.23)	(0.26)

Net Asset Value per Share, End of Period	$14.24	$13.22	$11.32

Total Return	11.70%	19.07%	9.73%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$241,170	$159,858	$51,577
Ratio of Expenses to Average Net Assets	0.85%	0.87%	1.02%
Ratio of Net Investment to Average Net Assets	1.94%	1.81%	1.37%
Portfolio Turnover Rate	26.19%	25.14%	31.50%

(1) Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Equities Fund

	Year Ended October 31
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$17.30	$15.00	$13.64	$12.09	$9.75

Income from Investment Operations:
Net Investment Income(1)	0.16	0.17	0.11	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.39	2.27	1.38	1.52	2.36

Total from Investment Operations	1.55	2.44	1.49	1.62	2.44

Less Distributions:
Distributions from Net Investment Income	(0.20)	(0.14)	(0.13)	(0.07)	(0.10)
Distributions from Net Realized Gain	(1.17)	—	—	—	—

Total Distributions	(1.37)	(0.14)	(0.13)	0.07	0.10

Net Asset Value per Share, End of Period	$17.48	$17.30	$15.00	$13.64	$12.09

Total Return	9.47%	16.37%	10.99%	13.40%	25.26%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$69,172	$87,202	$93,495	$118,025	$107,731
Ratio of Expenses to Average Net Assets	0.76%	0.75%	0.77%	0.74%	0.79%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.92%	1.06%	0.78%	0.77%	0.74%
Portfolio Turnover Rate	48.92%	30.87%	32.31%	49.31%	60.52%

(1) Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Focused Equities Fund

	Year Ended October 31		November 1, 2004 (Commencement of Operations) through October 31, 2005
	2007	2006
Net Asset Value, Beginning of Period	$14.34	$12.28	$10.00

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	0.07	0.02	(0.02)
Net Realized and Unrealized Gain on Investments	1.34	2.04	2.30

Total from Investment Operations	$1.41	2.06	2.28

Less Distributions:
Distributions from Net Investment Income	(0.03)	—	—

Net Asset Value per Share End of Period	$15.72	$14.34	$12.28

Total Return	9.86%	16.78%	11.94%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,176	$4,689	$—	(2)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.18%	2.25%	416.31%
After Expense Reimbursement	N/A	1.38%	1.38%
Ratio of Net Investment Income to Average Net Assets	0.38%	0.13%	(0.21)%
Portfolio Turnover Rate	63.43%	37.47%	42.82%

(1) Computed using average shares outstanding throughout the period.

(2) Amount rounds to less than $1 (in thousands).

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Growth Equities Fund

	Year Ended October 31			March 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004
	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$12.17	$11.46	$9.98	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.12)	(0.15)	(0.13)	(0.10)
Net Realized and Unrealized Gain on Investments	5.86	0.86	1.61	0.08

Total from Investment Operations	5.74	0.71	1.48	(0.02)

Net Asset Value per Share, End of Period	$17.91	$12.17	$11.46	$9.98

Total Return	47.17%	6.20%	14.83%	(0.20)%	(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$43,973	$28,916	$24,925	$11,567
Ratio of Net Expenses to Average Net Assets:
Before Expense Reimbursement	1.40%	1.50%	1.62%	2.82%	(3)
After Expense Reimbursement	N/A	N/A	N/A	1.71%	(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.86)%	(1.23)%	(1.20)%	(1.49)%	(3)
Portfolio Turnover Rate	71.58%	123.31%	57.18%	19.21%	(2)

(1) Computed using the average shares outstanding throughout the period.

(2) For the period March 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004 and not indicative of a full year’s operating results.

(3) Annualized.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Large Cap Growth Fund

	Year Ended October 31, 2007	February 6, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$20.28	$20.00

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.17)	(0.10)
Net Realized and Unrealized Gain on Investments	4.43	0.38

Total from Investment Operations	4.26	0.28

Net Asset Value per Share, End of Period	$24.54	$20.28

Total Return	21.01%	1.40%	(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$12.56	$7,387
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.34%	3.23%	(3)
After Expense Reimbursement	N/A	1.45%	(3)
Ratio of Net Investment to Average Net Assets	(0.76)%	(0.71)%	(3)
Portfolio Turnover Rate	56.12%	20.40%	(3)

(1) Computed using average shares outstanding throughout the period.

(2) For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and not indicative of a full year’s operating results.

(3) Annualized.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. The information for the prior fiscal year has been audited by another independent registered public accounting firm.

TCW Relative Value Small Cap Fund

	Year Ended October 31
	2007		2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$15.29		$13.63	$13.29	$12.00	$8.70

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	—	(2)	(0.01)	(0.03)	(0.06)	(0.04)
Net Realized and Unrealized (Loss) on Investments	1.06		2.30	1.29	1.43	3.34

Total from Investment Operations	1.06		2.29	1.26	1.37	3.30

Less Distributions:
Distributions from Net Realized Gain	(0.83)		(0.63)	(0.92)	(0.08)	—

Net Asset Value per Share, End of Period	$15.52		$15.29	$13.63	$13.29	$12.00

Total Return	7.27%		17.27%	9.54%	11.47%	37.93%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,877		$34,008	$31,180	$28,299	$23,417
Ratio of Expenses to Average Net Assets	1.16%		1.16%	1.24%	1.31%	1.40%
Ratio of Net Investment (Loss) to Average Net Assets	—%(3)		(0.10)%	(0.22)%	(0.48)%	(0.41)%
Portfolio Turnover Rate	33.62%		48.81%	44.61%	51.62%	55.68%

(1) Computed using average shares outstanding throughout the period.

(2) Amount rounds to less than $0.01 per share.

(3) Amount rounds to less than 0.01%.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Select Equities Fund

	Year Ended October 31
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$19.17	$19.42	$17.79	$17.00	$11.73

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02	(0.09)	(0.11)	(0.10)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	3.24	(0.16)	1.74	0.89	5.35

Total from Investment Operations	3.26	(0.25)	1.63	0.79	5.27

Less Distributions:
Distributions from Net Realized Gain	(0.17)	—	—	—	—

Net Asset Value per Share, End of Year	$22.26	$19.17	$19.42	$17.79	$17.00

Total Return	17.16%	(1.29)%	9.16%	4.65%	44.93%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$2,008,728	$2,716,604	$3,041,961	$2,519,200	$1,946,180
Ratio of Expenses to Average Net Assets	0.92%	0.89%	0.90%	0.86%	0.89%
Ratio of Net Investment (Loss) to Average Net Assets	0.09%	(0.44)%	(0.59)%	(0.55)%	(0.56)%
Portfolio Turnover Rate	32.44%	38.65%	16.32%	14.41%	22.16%

(1) Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Small Cap Growth Fund

	Year Ended October 31
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$19.88	$16.56	$14.71	$14.74	$10.23

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.15)	(0.13)	(0.17)	(0.10)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	6.57	3.45	2.02	0.07	4.64

Total from Investment Operations	6.42	3.32	1.85	(0.03)	4.51

Net Asset Value per Share, End of Year	$26.30	$19.88	$16.56	$14.71	$14.74

Total Return	32.29%	19.98%	12.64%	(0.20)%	44.08%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$46,914	$27,454	$26,881	$60,251	$97,783
Ratio of Expenses to Average Net Assets	1.29%	1.40%	1.40%	1.20%	1.26%
Ratio of Net Investment (Loss) to Average Net Assets	(0.66)%	(0.68)%	(1.10)%	(0.67)%	(1.13)%
Portfolio Turnover Rate	92.14%	96.93%	76.33%	42.56%	84.70%

(1) Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Spectrum Fund

	Year Ended October 31,		November 1, 2004 (Commencement of Operations) through October 31, 2005
	2007	2006
Net Asset Value, Beginning of Period	$12.64	$11.12	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.08	0.05	0.01
Net Realized and Unrealized Gain on Investments	1.67	1.52	1.14

Total from Investment Operations	1.75	1.57	1.15

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.01)	(0.03)
Distributions from Net Realized Gain	(0.36)	(0.04)	—

Total Distributions	(0.41)	(0.05)	(0.03)

Net Asset Value per Share End of Period	$13.98	$12.64	$11.12

Total Return	14.24%	14.22%	11.47%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$25,872	$15,683	$5,444
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.96%	1.16%	1.94%
After Expense Reimbursement	N/A	N/A	1.45%
Ratio of Net Investment Income to Average Net Assets	0.62%	0.42%	0.05%
Portfolio Turnover Rate	41.67%	47.96%	29.68%

(1) Computed using average shares outstanding throughout the period.

Financial Highlights

The Financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had invested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Value Added Fund

	Year Ended October 31
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$14.41	$12.73	$13.59	$13.80	$8.43

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.09)	(0.10)	(0.09)	(0.13)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	0.33	2.74	0.69	0.04	5.49

Total from Investment Operations	0.24	2.64	0.60	(0.09)	5.37

Less Distributions:
Distributions from Net Realized Gain	(1.98)	(0.96)	(1.46)	(0.12)	—

Net Asset Value per Share, End of Period	$12.67	$14.41	$12.73	$13.59	$13.80

Total Return	1.46%	21.73%	3.60%	(0.64)%	63.70%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,100	$30,271	$28,478	$35,609	$34,924
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.89%	1.73%	1.72%	1.50%	1.64%
After Expense Reimbursement	1.53%	1.57%	1.62%	N/A	1.61%
Ratio of Net Investment (Loss) to Average Net Assets	(0.63)%	(0.74)%	(0.68)%	(0.91)%	(1.16)%
Portfolio Turnover Rate	69.24%	74.91%	62.76%	71.97%	67.67%

(1) Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Value Opportunities Fund

	Year Ended October 31
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$24.27	$22.15	$20.81	$19.27	$13.05

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.05	0.08	0.01	(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1.96	3.77	1.63	1.57	6.26

Total from Investment Operations	2.01	3.85	1.64	1.54	6.22

Less Distributions:
Distributions from Net Investment Income	(0.08)	(0.04)	—	—	—
Distributions from Net Realized Gain	(2.15)	(1.69)	(0.30)	—	—

Total Distributions	(2.23)	(1.73)	(0.30)	—	—

Net Asset Value per Share, End of Period	$24.05	$24.27	$22.15	$20.81	$19.27

Total Return	8.86%	18.16%	7.88%	7.99%	47.66%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$528,435	$800,060	$896,154	$842,560	$546,620
Ratio of Expenses to Average Net Assets	0.96%	0.95%	0.92%	0.93%	0.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.19%	0.36%	(0.06)%	(0.14)%	(0.24)%
Portfolio Turnover Rate	38.16%	73.48%	59.48%	46.33%	53.78%

(1) Computed using average shares outstanding throughout the period.

For More Information

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On the Internet:

TCW FUNDS, INC.

www.tcw.com

You may visit the SEC’s website at www.sec.gov to view text-only versions of Fund documents filed with the SEC. You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0609 or electronic request at the following e-mail address: www.publicinfo@sec.gov.

TCW Funds, Inc.

More information on each Fund is available free upon request by calling (800) FUND TCW (386-3829) or on the Internet at www.tcw.com, including the following:

Annual / Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

SEC file number: 811-7170

More information on each Fund is available free upon request by calling (800) FUND-TCW (386-3829), or on the Internet at www.tcwfunds.com, including the following:

Annual/Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to the shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (Phone: 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0609.

Text-only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800-FUND-TCW (800-386-3829)

advisors@tcw.com • www.tcwfunds.com

SEC file number: 811 7170

FUNDeip0208